Loans	9 Months Ended
Jul. 31, 2020
Text block [abstract]
Loans
Note 6.    Loans
Allowance for credit losses
The following table provides a reconciliation of the opening balance to the closing balance of the ECL allowance:

$ millions, as at or for the three months ended	2020 Jul. 31
	Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired (1)	Total
Residential mortgages
Balance at beginning of period	$50	$82	$158	$290
Originations net of repayments and other derecognitions	2	(3)	(4)	(5)
Changes in model	(1)	3	–	2
Net remeasurement (2)	(1 7)	2 3	21	2 7
Transfers (2)
– to 12-month ECL	19	(18)	(1)	–
– to lifetime ECL performing	(4)	6	(2)	–
– to lifetime ECL credit-impaired	–	(3)	3	–
Provision for (reversal of) credit losses (3)	(1)	8	17	24
Write-offs	–	–	(5)	(5)
Recoveries	–	–	2	2
Interest income on impaired loans	–	–	(5)	(5)
Foreign exchange and other	(1)	(2)	(2)	(5)
Balance at end of period	$48	$88	$165	$301
Personal
Balance at beginning of period	$185	$484	$130	$799
Originations net of repayments and other derecognitions	3	(16)	(3)	(16)
Changes in model	(2)	28	–	26
Net remeasurement (2)	(6 3)	1 21	65	1 23
Transfers (2)
– to 12-month ECL	76	(75)	(1)	–
– to lifetime ECL performing	(30)	33	(3)	–
– to lifetime ECL credit-impaired	–	(17)	17	–
Provision for (reversal of) credit losses (3)	(16)	74	75	133
Write-offs	–	–	(89)	(89)
Recoveries	–	–	15	15
Interest income on impaired loans	–	–	(1)	(1)
Foreign exchange and other	–	–	1	1
Balance at end of period	$169	$558	$131	$858
Credit card
Balance at beginning of period	$145	$565	$–	$710
Originations net of repayments and other derecognitions	(1)	(10)	–	(11)
Changes in model	–	–	–	–
Net remeasurement (2)	(42)	1 08	(6)	60
Transfers (2)
– to 12-month ECL	5 4	(5 4)	–	–
– to lifetime ECL performing	(12)	12	–	–
– to lifetime ECL credit-impaired	–	(55)	55	–
Provision for (reversal of) credit losses (3)	(1)	1	49	49
Write-offs	–	–	(78)	(78)
Recoveries	–	–	29	29
Interest income on impaired loans	–	–	–	–
Foreign exchange and other	–	–	–	–
Balance at end of period	$144	$566	$–	$710
Business and government
Balance at beginning of period	$474	$517	$521	$1,512
Originations net of repayments and other derecognitions	8	(11)	(5)	(8)
Changes in model	–	–	–	–
Net remeasurement (2)	119	86	122	327
Transfers (2)
– to 12-month ECL	28	(25)	(3)	–
– to lifetime ECL performing	(44)	47	(3)	–
– to lifetime ECL credit-impaired	(4)	(44)	48	–
Provision for (reversal of) credit losses (3)	107	53	159	319
Write-offs	–	–	(47)	(47)
Recoveries	–	–	2	2
Interest income on impaired loans	–	–	(6)	(6)
Foreign exchange and other	(13)	(12)	(15)	(40)
Balance at end of period	$568	$558	$614	$1,740
Total ECL allowance (4)	$929	$1,770	$910	$3,609
Comprises:
Loans	$769	$1,670	$908	$3,347
Undrawn credit facilities and other off-balance sheet exposures (5)	160	100	2	262
(1)	Includes the ECL allowance for purchased credit-impaired loans from the acquisition of The PrivateBank.
(2)
Transfers represent stage movements of prior period ECL allowances to the current period stage classification. Net remeasurement represents the current period change in ECL allowances for transfers, net write-offs, changes in forecasts of forward-looking information, parameter updates, and partial repayments in the period.

(3)
Provision for (reversal of) credit losses for loans and undrawn credit facilities and other off-balance
sheet exposures is presented as Provision for (reversal of) credit losses on our interim consolidated statement of income.

(4)
See Note 5 for the ECL allowance on debt securities measured at FVOCI. The table above excludes the ECL allowance on debt securities classified at amortized cost of $16 million as at July 31, 2020 (April 30, 2020: $15 million), $14 million of which was a stage 3 ECL allowance on originated credit-impaired amortized cost debt securities (April 30, 2020: $13 million). The ECL allowances for other financial assets classified at amortized cost were immaterial as at July 31, 2020 and were excluded from the table above. Financial assets other than loans that are classified at amortized cost are presented on our interim consolidated balance sheet net of ECL allowances.

(5)	Included in Other liabilities on our interim consolidated balance sheet.

$ millions, as at or for the three months ended	2020 Apr. 30				2019 Jul. 31
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired (1)	Total	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired (1)	Total
Residential mortgages
Balance at beginning of period	$28	$40	$146	$214	$30	$42	$148	$220
Originations net of repayments and other derecognitions	2	(2)	(5)	(5)	1	(2)	(4)	(5)
Changes in model	(1)	2	–	1	(1)	–	–	(1)
Net remeasurement (2)	23	35	25	83	(8)	5	20	17
Transfers (2)
– to 12-month ECL	8	(6)	(2)	–	10	(6)	(4)	–
– to lifetime ECL performing	(10)	14	(4)	–	(1)	5	(4)	–
– to lifetime ECL credit-impaired	–	(2)	2	–	–	(2)	2	–
Provision for (reversal of) credit losses (3)	22	41	16	79	1	–	10	11
Write-offs	–	–	(3)	(3)	–	–	(5)	(5)
Recoveries	–	–	1	1	–	–	–	–
Interest income on impaired loans	–	–	(4)	(4)	–	–	(3)	(3)
Foreign exchange and other	–	1	2	3	(1)	–	(3)	(4)
Balance at end of period	$50	$82	$158	$290	$30	$42	$147	$219
Personal
Balance at beginning of period	$182	$268	$121	$571	$186	$218	$117	$521
Originations net of repayments and other derecognitions	8	(9)	(4)	(5)	14	(12)	–	2
Changes in model	(44)	79	–	35	(15)	30	(2)	13
Net remeasurement (2)	31	168	81	280	(43)	54	72	83
Transfers (2)
– to 12-month ECL	43	(42)	(1)	–	32	(31)	(1)	–
– to lifetime ECL performing	(35)	40	(5)	–	(4)	7	(3)	–
– to lifetime ECL credit-impaired	–	(20)	20	–	–	(12)	12	–
Provision for (reversal of) credit losses (3)	3	216	91	310	(16)	36	78	98
Write-offs	–	–	(97)	(97)	–	–	(94)	(94)
Recoveries	–	–	15	15	–	–	16	16
Interest income on impaired loans	–	–	(2)	(2)	–	–	(1)	(1)
Foreign exchange and other	–	–	2	2	1	–	1	2
Balance at end of period	$185	$484	$130	$799	$171	$254	$117	$542
Credit card
Balance at beginning of period	$159	$347	$–	$506	$107	$379	$–	$486
Originations net of repayments and other derecognitions	(2)	(28)	–	(30)	–	(11)	–	(11)
Changes in model	(19)	54	–	35	35	(48)	–	(13)
Net remeasurement (2)	(7)	264	43	300	(51)	117	44	110
Transfers (2)
– to 12-month ECL	45	(45)	–	–	57	(57)	–	–
– to lifetime ECL performing	(31)	31	–	–	(4)	4	–	–
– to lifetime ECL credit-impaired	–	(59)	59	–	–	(59)	59	–
Provision for (reversal of) credit losses (3)	(14)	217	102	305	37	(54)	103	86
Write-offs	–	–	(128)	(128)	–	–	(131)	(131)
Recoveries	–	–	26	26	–	–	28	28
Interest income on impaired loans	–	–	–	–	–	–	–	–
Foreign exchange and other	–	1	–	1	–	–	–	–
Balance at end of period	$145	$565	$–	$710	$144	$325	$–	$469
Business and government
Balance at beginning of period	$231	$163	$393	$787	$224	$126	$283	$633
Originations net of repayments and other derecognitions	24	(1)	(5)	18	10	(3)	(4)	3
Changes in model	14	(5)	–	9	(3)	–	–	(3)
Net remeasurement (2)	314	246	131	691	(11)	25	82	96
Transfers (2)
– to 12-month ECL	13	(11)	(2)	–	21	(20)	(1)	–
– to lifetime ECL performing	(131)	133	(2)	–	(9)	10	(1)	–
– to lifetime ECL credit-impaired	–	(12)	12	–	(1)	(4)	5	–
Provision for (reversal of) credit losses (3)	234	350	134	718	7	8	81	96
Write-offs	–	–	(16)	(16)	–	–	(57)	(57)
Recoveries	–	–	3	3	–	–	4	4
Interest income on impaired loans	–	–	(3)	(3)	–	–	(4)	(4)
Foreign exchange and other	9	4	10	23	(3)	(1)	(8)	(12)
Balance at end of period	$474	$517	$521	$1,512	$228	$133	$299	$660
Total ECL allowance (4)	$854	$1,648	$809	$3,311	$573	$754	$563	$1,890
Comprises:
Loans	$704	$1,553	$807	$3,064	$514	$696	$561	$1,771
Undrawn credit facilities and other off-balance sheet exposures (5)	150	95	2	247	59	58	2	119
(1)	Includes the ECL allowance for purchased credit-impaired loans from the acquisition of The PrivateBank.
(2)
Transfers represent stage movements of prior period ECL allowances to the current period stage classification. Net remeasurement represents the current period change in ECL allowances for transfers, net write-offs, changes in forecasts of forward-looking information, parameter updates, and partial repayments in the period.

(3)
Provision for (reversal of) credit losses for loans and undrawn credit facilities and other off-balance
sheet exposures is presented as Provision for (reversal of) credit losses on our interim consolidated statement of income.

(4)
See Note 5 for the ECL allowance on debt securities measured at FVOCI. The table above excludes the ECL allowance on debt securities classified at amortized cost of $15 million as at April 30, 2020 (July 31, 2019: $1 million), $13 million of which was a stage 3 ECL allowance on originated credit-impaired amortized cost debt securities (July 31, 2019: nil). The ECL allowances for other financial assets classified at amortized cost were immaterial as at April 30, 2020 and July 31, 2019 and were excluded from the table above. Financial assets other than loans that are classified at amortized cost are presented on our interim consolidated balance sheet net of ECL allowances.

(5)	Included in Other liabilities on our interim consolidated balance sheet.

$ millions, as at or for the nine months ended	2020 Jul. 31				2019 Jul. 31
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired (1)	Total	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired (1)	Total
Residential mortgages
Balance at beginning of period	$28	$43	$140	$211	$27	$44	$143	$214
Originations net of repayments and other derecognitions	5	(8)	(14)	(17)	3	(8)	(16)	(21)
Changes in model	(3)	5	–	2	(2)	(6)	–	(8)
Net remeasurement (2)	(6)	6 5	68	127	(29)	25	67	63
Transfers (2)
– to 12-month ECL	39	(34)	(5)	–	32	(22)	(10)	–
– to lifetime ECL performing	(15)	25	(10)	–	(2)	15	(13)	–
– to lifetime ECL credit-impaired	–	(7)	7	–	–	(5)	5	–
Provision for (reversal of) credit losses (3)	20	46	46	112	2	(1)	33	34
Write-offs	–	–	(11)	(11)	–	–	(18)	(18)
Recoveries	–	–	4	4	–	–	1	1
Interest income on impaired loans	–	–	(14)	(14)	–	–	(9)	(9)
Foreign exchange and other	–	(1)	–	(1)	1	(1)	(3)	(3)
Balance at end of period	$48	$88	$165	$301	$30	$42	$147	$219
Personal
Balance at beginning of period	$174	$271	$128	$573	$190	$199	$109	$498
Originations net of repayments and other derecognitions	20	(38)	(10)	(28)	32	(38)	–	(6)
Changes in model	(3 5)	100	–	65	(15)	30	(1)	14
Net remeasurement (2)	(10 3)	379	210	486	(143)	198	223	278
Transfers (2)
– to 12-month ECL	186	(182)	(4)	–	135	(132)	(3)	–
– to lifetime ECL performing	(73)	84	(11)	–	(29)	41	(12)	–
– to lifetime ECL credit-impaired	–	(56)	56	–	–	(44)	44	–
Provision for (reversal of) credit losses (3)	(5)	287	241	523	(20)	55	251	286
Write-offs	–	–	(286)	(286)	–	–	(288)	(288)
Recoveries	–	–	50	50	–	–	47	47
Interest income on impaired loans	–	–	(4)	(4)	–	–	(3)	(3)
Foreign exchange and other	–	–	2	2	1	–	1	2
Balance at end of period	$169	$558	$131	$858	$171	$254	$117	$542
Credit card
Balance at beginning of period	$145	$340	$–	$485	$102	$370	$–	$472
Originations net of repayments and other derecognitions	(3)	(55)	–	(58)	–	(34)	–	(34)
Changes in model	(6)	59	–	53	36	(48)	–	(12)
Net remeasurement (2)	(1 26)	5 28	77	479	(133)	335	137	339
Transfers (2)
– to 12-month ECL	186	(186)	–	–	160	(160)	–	–
– to lifetime ECL performing	(52)	52	–	–	(22)	22	–	–
– to lifetime ECL credit-impaired	–	(172)	172	–	–	(162)	162	–
Provision for (reversal of) credit losses (3)	(1)	226	249	474	41	(47)	299	293
Write-offs	–	–	(332)	(332)	–	–	(387)	(387)
Recoveries	–	–	83	83	–	–	88	88
Interest income on impaired loans	–	–	–	–	–	–	–	–
Foreign exchange and other	–	–	–	–	1	2	–	3
Balance at end of period	$144	$566	$–	$710	$144	$325	$–	$469
Business and government
Balance at beginning of period	$239	$158	$378	$775	$180	$147	$230	$557
Originations net of repayments and other derecognitions	39	(17)	(15)	7	24	(16)	(16)	(8)
Changes in model	14	(1)	(1)	12	3	3	3	9
Net remeasurement (2)	404	354	312	1,070	(13)	57	226	270
Transfers (2)
– to 12-month ECL	65	(58)	(7)	–	54	(51)	(3)	–
– to lifetime ECL performing	(186)	192	(6)	–	(14)	17	(3)	–
– to lifetime ECL credit-impaired	(4)	(64)	68	–	(2)	(25)	27	–
Provision for (reversal of) credit losses (3)	332	406	351	1,089	52	(15)	234	271
Write-offs	–	–	(103)	(103)	–	–	(155)	(155)
Recoveries	–	–	8	8	–	–	10	10
Interest income on impaired loans	–	–	(14)	(14)	–	–	(13)	(13)
Foreign exchange and other	(3)	(6)	(6)	(15)	(4)	1	(7)	(10)
Balance at end of period	$568	$558	$614	$1,740	$228	$133	$299	$660
Total ECL allowance (4)	$929	$1,770	$910	$3,609	$573	$754	$563	$1,890
Comprises:
Loans	$769	$1,670	$908	$3,347	$514	$696	$561	$1,771
Undrawn credit facilities and other off-balance sheet exposures (5)	160	100	2	262	59	58	2	119
(1)	Includes the ECL allowance for purchased credit-impaired loans from the acquisition of The PrivateBank.
(2)
Transfers represent stage movements of prior period ECL allowances to the current period stage classification. Net remeasurement represents the current period change in ECL allowances for transfers, net write-offs, changes in forecasts of forward-looking information, parameter updates, and partial repayments in the period.

(3)
Provision for (reversal of) credit losses for loans and undrawn credit facilities and other off-balance
sheet exposures is presented as Provision for (reversal of) credit losses on our interim consolidated statement of income.

(4)
See Note 5 for the ECL allowance on debt securities measured at FVOCI. The table above excludes the ECL allowance on debt securities classified at amortized cost of $16 million as at July 31, 2020 (July 31, 2019: $1 million), $14 million of which was a stage 3 ECL allowance on originated credit-impaired amortized cost debt securities (July 31, 2019: nil). The ECL allowances for other financial assets classified at amortized cost were immaterial as at July 31, 2020 and July 31, 2019 and were excluded from the table above. Financial assets other than loans that are classified at amortized cost are presented on our interim consolidated balance sheet net of ECL allowances.

(5)	Included in Other liabilities on our interim consolidated balance sheet.

Inputs, assumptions and model techniques
Our ECL allowances are estimated using complex models that incorporate inputs, assumptions and model techniques that involve a high degree of management judgment. In particular, the following ECL elements are subject to a high level of judgment that can have a significant impact on the level of ECL allowances provided:
•	Determining when a significant increase in credit risk (SICR) of a loan has occurred;
•	Measuring both 12-month and lifetime credit losses; and
•	Forecasting forward-looking information for multiple scenarios and determining the probability weighting of the scenarios driven by the changes in the macroeconomic environment.
In addition, the interrelationship between these elements is also subject to a high degree of judgment which can also have a significant impact on the level of ECL recognized.
The uncertainties inherent in the
COVID-19
pandemic have increased the level of judgment applied in respect of all these elements as discussed below. Actual credit losses could differ materially from those reflected in our estimates.
Determining when a significant increase in credit risk has occurred
The determination of whether a loan has experienced a SICR has a significant impact on the level of ECL allowance as loans that are in stage 1 are measured at
12-month
ECL, while loans in stage 2 are measured at lifetime ECL. Migration of loans between stage 1 and stage 2 can cause significant volatility in the amount of the recognized ECL allowances and the provision for credit losses in a particular period.
For the majority of our retail loan portfolios, we determine a SICR based on relative changes in the loan’s lifetime probability of default (PD) since its initial recognition. The PDs used for this purpose are the expected value of our upside, downside and base case lifetime PDs. Significant judgment is involved in determining the upside, downside and base case lifetime PDs through the incorporation of forward-looking information into long-run
PDs, in determining the probability weightings of the scenarios, and in determining the relative changes in PDs that are indicative of a SICR for our various retail products. Increases in the expected PDs or decreases in the thresholds for changes in PDs that are indicative of a SICR can cause significant migration of loans from stage 1 to stage 2, which in turn can cause a significant increase in the amount of ECL allowances recognized. In contrast, decreases in the expected PDs or increases in the thresholds for changes in PDs that are indicative of a SICR can cause significant migration of loans from stage 2 to stage 1.
For the majority of our business and government loan portfolios, we determine a SICR based on relative changes in internal risk ratings since initial recognition. Significant judgment is involved in the determination of the internal risk ratings. Deterioration or improvement in the risk ratings or adjustments to the risk rating downgrade thresholds used to determine a SICR can cause significant migration of loans and securities between stage 1 and stage 2, which in turn can have a significant impact on the amount of ECL allowances recognized. While potentially significant to the level of ECL allowances recognized, the thresholds for changes in PDs that are indicative of a SICR for our retail portfolios and the risk rating downgrade thresholds used to determine a SICR for our business and government loan portfolios are not expected to change frequently.
All loans on which repayment of principal or payment of interest is contractually 30 days in arrears and all business and government loans that have migrated to the watch list are normally automatically migrated to stage 2 from stage 1.
Impact of the
COVID-19
pandemic
The determination of whether a SICR has occurred in the
COVID-19
pandemic required a heightened application of judgment in a number of areas, including with respect to the evaluation of the evolving macroeconomic environment, the various client relief programs we have provided to our clients and the unprecedented level of government support being provided to individuals and businesses.
Consistent with guidance issued by the IASB, interest or principal deferments pursuant to various relief programs provided to both our retail and business and government clients have not automatically resulted in a SICR that would trigger migration to stage 2 by reason only that a deferral under the program was granted. However, the inclusion of a loan in a relief program did not preclude its migration to stage 2 if we determined that there was a SICR.
For retail clients and consistent with our past practice, SICR was determined based on an evaluation of the relative increase in lifetime PDs using forward-looking indicators reflective of our expectations. However, we applied judgment in the degree that our forecasts of certain forward-looking indicators over the remainder of 2020, including unemployment, should cause a SICR in light of our expectations for a relatively short duration for the trough of the downturn and the level of government support provided.
For the majority of our business and government clients, we continued to utilize risk ratings as the primary determinant of a SICR. We applied judgment in the determination of the industries most impacted by the
COVID-19
pandemic and assessed the associated impact on risk ratings after considering the benefit of government support.
Measuring both
12-month
and lifetime expected credit losses
Our ECL models leverage the PD, loss given default (LGD), and exposure at default (EAD) parameters, as well as the portfolio segmentation used to calculate Basel expected loss regulatory adjustments for the portion of our retail and business and government portfolios under the advanced internal ratings-based (AIRB) approach. Adjustments are made to the Basel parameters to meet IFRS 9 requirements, including the conversion of through-the-cycle
and downturn parameters used in the Basel regulatory calculations to point-in-time
parameters used under IFRS 9 that consider forward-looking information. For standardized business and government portfolios, available long-run
PDs, LGDs and EADs are also converted to
point-in-time
parameters through the incorporation of forward-looking information for the purpose of measuring ECL under IFRS 9.
Significant judgment is involved in determining which forward-looking information variables are relevant for particular portfolios and in determining the extent by which through-the-cycle
parameters should be adjusted for forward-looking information to determine point-in-time
parameters. While changes in the set of forward-looking information variables used to convert through-the-cycle
PDs, LGDs and EADs into
point-in-time
parameters can either increase or decrease ECL allowances in a particular period, changes to the mapping of forward-looking information variables to particular portfolios are expected to be infrequent. However, changes in the particular forward-looking information parameters used to quantify point-in-time
parameters will be frequent as our forecasts are updated on a quarterly basis. Increases in the level of pessimism in the forward-looking information variables will cause increases in ECL, while increases in the level of optimism in the forward-looking information variables will cause decreases in ECL. These increases and decreases could be significant in any particular period and will start to occur in the period where our outlook of the future changes.
With respect to the lifetime of a financial instrument, the maximum period considered when measuring ECL is the maximum contractual period over which we are exposed to credit risk. For revolving facilities, such as credit cards, the lifetime of a credit card account is the expected behavioural life. Significant judgment is involved in the estimate of the expected behavioural life. Increases in the expected behavioural life will increase the amount of ECL allowances, in particular for revolving loans in stage 2.

Impact of the
COVID-19
pandemic
The measurement of ECL in the
COVID-19
pandemic required a heightened application of judgment in a number of areas, including with respect to our expectations concerning the degree to which forward-looking information would correlate with credit losses in the current downturn environment characterized by unprecedented levels of government support relative to the historical experience in our models. We applied judgment with respect to the degree that certain industries and portfolios would be negatively impacted by the
COVID-19
pandemic and the degree that various new government support programs are expected to limit credit losses.
Forecasting forward-looking information for multiple scenarios and determining the probability weighting of the scenarios
As indicated above, forward-looking information is incorporated into both our assessment of whether a financial asset has experienced a SICR since its initial recognition and in our estimate of ECL. From analysis of historical data, our risk management function has identified and reflected in our ECL allowance those relevant forward-looking information variables that contribute to credit risk and losses within our retail and business and government loan portfolios. Within our retail loan portfolio, key forward-looking information variables include Canadian unemployment rates, housing prices and gross domestic product (GDP) growth. In many cases these variables are forecasted at the provincial level. Housing prices are also forecasted at the municipal level in some cases. Within our business and government loan portfolio, key drivers that impact the credit performance of the entire portfolio include S&P 500 growth rates, business credit growth rates, unemployment rates and credit spreads, while forward-looking information variables such as commodity prices and mining activity are significant for certain portfolios, and U.S. unemployment rates and U.S. GDP growth are significant for our U.S. portfolios.
For the majority of our loan portfolios, our forecast of forward-looking information variables is established from a “base case” or most likely scenario that is used internally by management for planning and forecasting purposes. For most of the forward-looking information variables related to our Canadian businesses, we have forecast scenarios by province. In forming the base case scenario, we consider the forecasts of international organizations and monetary authorities such as the Organisation for Economic
Co-operation
and Development (OECD), the International Monetary Fund (IMF), and the Bank of Canada, as well as private sector economists. We then derive reasonably possible “upside case” and “downside case” scenarios using external forecasts that are above and below our base case and the application of management judgment. A probability weighting is assigned to our base case, upside case and downside case scenarios based on management judgment.
The forecasting process is overseen by a governance committee consisting of internal stakeholders from across our bank including Risk Management, Economics, Finance and the impacted strategic business units (SBUs) and involves a significant amount of judgment both in determining the forward-looking information forecasts for our various scenarios and in determining the probability weighting assigned to the scenarios. In general, a worsening of our outlook on forecasted forward-looking information for each scenario, an increase in the probability of the downside case scenario occurring, or a decrease in the probability of the upside case scenario occurring will increase the number of loans migrating from stage 1 to stage 2 and increase the estimated ECL allowance. In contrast, an improvement in our outlook on forecasted forward-looking information, an increase in the probability of the upside case scenario occurring, or a decrease in the probability of the downside case scenario occurring will have the opposite impact. It is not possible to meaningfully isolate the impact of changes in the various forward-looking information variables for a particular scenario because of both the interrelationship between the variables and the interrelationship between the level of pessimism inherent in a particular scenario and its probability of occurring.
Impact of the
COVID-19
pandemic
The forecasting of forward-looking information and the determination of scenario weightings in the
COVID-19
pandemic required a heightened application of judgment in a number of areas as our forecast reflects numerous assumptions and uncertainties regarding the economic impact of the
COVID-19
pandemic, which will ultimately depend on the speed at which an effective vaccine or treatment can be developed and administered on a mass scale, and the ability of governments, businesses and health care systems to effectively limit the epidemiological and economic impacts of potential resurgences of the virus in the intervening period.
Significant changes to our forecasts were made in the quarter ended April 30, 2020. The forecasts updated in the third quarter of 2020 reflect relatively modest changes compared to the second quarter of 2020, particularly for Canada, although the next 12-month forecasts have generally improved because the trough of the downturn in the second calendar quarter of 2020 was only reflected in the prior quarter’s forecasts. The downside forecast for the U.S. was weaker than in the prior quarter, due to uncertainty emanating from a surge in COVID-19 cases in many parts of the country. The following table provides the base case, upside case and downside case scenario forecasts for select forward-looking information variables used to estimate our ECL.

	Base case		Upside case		Downside case
	Average	Average	Average	Average	Average	Average
	value over	value over	value over	value over	value over	value over
	the next	the remaining	the next	the remaining	the next	the remaining
As at July 31, 2020	12 months	forecast period (2)	12 months	forecast period (2)	12 months	forecast period (2)
Real GDP year-over-year growth
Canada (1)	(0.7)%	4.3%	0.8%	5.5%	(5.3)%	1.6%
United States	(0.4)%	4.6%	1.4%	5.4%	(5.1)%	1.1%
Unemployment rate
Canada (1)	9.2%	7.6%	7.9%	6.3%	10.9%	9.4%
United States	8.0%	5.7%	6.6%	4.8%	12.2%	10.3%
Canadian Housing Price Index growth (1)	(0.3)%	1.8%	5.5%	6.5%	(9.4)%	(2.9)%
S&P 500 Index growth rate	4.1%	4.8%	9.8%	8.7%	(13.1)%	(11.8)%
West Texas Intermediate Oil Price (US$)	$39	$48	$48	$65	$32	$39
	Base case		Upside case		Downside case
	Average	Average	Average	Average	Average	Average
	value over	value over	value over	value over	value over	value over
	the next	the remaining	the next	the remaining	the next	the remaining
As at April 30, 2020	12 months	forecast period (2)	12 months	forecast period (2)	12 months	forecast period (2)
Real GDP year-over-year growth
Canada (1)	(6.6)%	5.3%	(2.1)%	6.4%	(9.5)%	1.4%
United States	(6.5)%	5.5%	1.1%	7.1%	(10.4)%	1.5%
Unemployment rate
Canada (1)	10.9%	7.1%	8.9%	6.0%	12.8%	8.7%
United States	8.9%	5.4%	6.0%	3.9%	11.3%	7.1%
Canadian Housing Price Index growth (1)	(3.0)%	0.8%	(0.1)%	4.3%	(5.9)%	(2.1)%
S&P 500 Index growth rate	(5.7)%	4.8%	10.3%	16.6%	(34.8)%	(17.1)%
West Texas Intermediate Oil Price (US$)	$36	$47	$51	$67	$30	$32
	Base case		Upside case		Downside case
	Average	Average	Average	Average	Average	Average
	value over	value over	value over	value over	value over	value over
	the next	the remaining	the next	the remaining	the next	the remaining
As at October 31, 2019	12 months	forecast period (2)	12 months	forecast period (2)	12 months	forecast period (2)
Canadian Real GDP year-over-year growth (1)	1.5%	1.8%	2.3%	2.5%	0.6%	0.8%
Canadian unemployment rate (1)	6.1%	5.9%	5.5%	5.5%	6.4%	6.5%
Canadian Housing Price Index growth (1)	1.6%	2.2%	4.8%	4.0%	(2.2)%	(0.8)%
S&P 500 Index growth rate	5.0%	4.7%	8.2%	6.6%	(3.7)%	(10.3)%
West Texas Intermediate Oil Price (US$)	$60	$60	$67	$74	$47	$43

(1)
National-level forward-looking forecasts are presented in the table above, which represent the aggregation of the provincial-level forecasts used to estimate our ECL. Housing Price Index growth rates are also forecasted at the municipal level in some cases. As a result, the forecasts for individual provinces or municipalities reflected in our ECL will differ from the national forecasts presented above.

(2)	The remaining forecast period is generally two years.
The base case, upside case and downside case amounts shown represent the average value of the forecasts over the respective projection horizons. The underlying quarterly base case projection for 2020 is characterized by a relatively rapid initial recovery in the latter half of 2020 followed by a continued but slower recovery in 2021 with the economy not returning to the same level of economic activity experienced in the pre-COVID-19
period until 2022. Assumptions concerning the continued easing of government restrictions, including the closure of non-essential
businesses and other social distancing requirements, are material to these forecasts. The downside case forecast still reflects a recovery from the severe low experienced in the second calendar quarter of 2020, but to a much lower level of sustained economic activity.
Meanwhile, the upside scenario continues to reflect a quicker recovery with the pre-pandemic level of activity reached in 2021.

The graphs below contrast the calendar quarter projections of the growth rate and the level of Canadian Real GDP for the base cases that were forecasted in the third quarter of 2020 and the prior quarter:

The graphs below contrast the calendar quarter projections of the growth rate and the level of U.S. Real GDP for the base cases that were forecasted in the third quarter of 2020 and the prior quarter:

The graphs below contrast the calendar quarter projections of the Canadian and the U.S. unemployment rate for the base cases that were forecasted in the third quarter of 2020 and the prior quarter:

As indicated above, forecasting forward-looking information for multiple scenarios and determining the probability weighting of the scenarios involves a high degree of management judgment, particularly in light of the
COVID-19
pandemic. If we were to only use our base case scenario for the measurement of ECL for our performing loans, our ECL allowance would be $89 million lower than the recognized ECL as at July 31, 2020 (October 31, 2019: $63 million). If we were to only use our downside case scenario for the measurement of ECL for our performing loans, our ECL allowance would be $1,514 million higher than the recognized ECL as at July 31, 2020 (October 31, 2019: $254 million). This sensitivity is isolated to the measurement of ECL and therefore did not consider changes in the migration of exposures between stage 1 and stage 2 from the determination of the SICR that would have resulted in a 100% base case scenario or a 100% downside case scenario. As a result, our ECL allowance on performing loans could exceed the amount implied by the 100% downside case scenario from the migration of additional exposures from stage 1 to stage 2.
Use of management overlays
Management overlays to ECL allowance estimates are adjustments which we use in circumstances where we judge that our existing inputs, assumptions and model techniques do not capture all relevant risk factors. The emergence of new macroeconomic, microeconomic or political events, along with expected changes to parameters, models or data that are not incorporated in our current parameters, internal risk rating migrations, or forward-looking information are examples of such circumstances.
Impact of the
COVID-19
pandemic
To address the uncertainties inherent in the current environment, we utilized management overlays with respect to the impact that the recent oil and gas price decline experienced in the second quarter and the
COVID-19
pandemic will have on the migration of those business and government exposures that we believe are the most susceptible to these risks and the resulting measurement of the ECL for those exposures. The mitigating impact of government support measures were considered in the determination of these overlays to the extent not already reflected in our models. In addition, management overlays were applied with respect to the impact of government support and client relief measures on the migration of retail exposures and the resulting measurement of the ECL for those exposures. In light of the unprecedented level of government support, the management overlays took into account our expectations concerning the degree to which forward-looking information would correlate with credit losses in the current downturn environment relative to the historical experience in our models.
The use of management overlays requires the application of significant judgment that impacts the amount of ECL allowances recognized. Actual credit losses could differ materially from those reflected in our estimates.

The following tables provide the gross carrying amount of loans, and the contractual amounts of undrawn credit facilities and other off-balance
sheet exposures based on the application of our
12-month
point-in-time
PD under IFRS 9 to our risk management PD bands for retail exposures, and based on our internal risk ratings for business and government exposures. Refer to the “Credit risk” section of our 2019 Annual Report for details on the CIBC risk categories.
Loans
(1)

$ millions, as at				2020 Jul. 31				2019 Oct. 31
	Stage 1	Stage 2	Stage 3 (2)(3)	Total	Stage 1	Stage 2	Stage 3 (2)(3)	Total
Residential mortgages
– Exceptionally low	$141,98 8	$5	$–	$141,993	$142,260	$–	$–	$142,260
– Very low	4 4 , 196	1,761	–	45,957	37,140	–	–	37,140
– Low	1 2,937	5,733	–	18,670	17,315	1,010	–	18,325
– Medium	1,171	3,635	–	4,806	1,207	5,312	–	6,519
– High	319	1, 204	–	1,523	11	1,162	–	1,173
– Default	–	–	782	782	–	–	597	597
– Not rated	2,291	290	157	2,738	2,251	233	154	2,638
Gross residential mortgages (4)(5)	202, 902	1 2 , 62 8	939	216,469	200,184	7,717	751	208,652
ECL allowance	48	88	165	301	28	43	140	211
Net residential mortgages	20 2 , 854	1 2 , 540	774	216,168	200,156	7,674	611	208,441
Personal
– Exceptionally low	22,234	–	–	22,234	24,258	–	–	24,258
– Very low	3,590	49	–	3,639	4,321	1,353	–	5,674
– Low	8,122	1,575	–	9,697	4,955	1,582	–	6,537
– Medium	1,799	2,530	–	4,329	3,703	1,611	–	5,314
– High	270	702	–	972	302	613	–	915
– Default	–	–	161	161	–	–	164	164
– Not rated	608	43	40	691	720	29	40	789
Gross personal (5)	36,623	4,899	201	41,723	38,259	5,188	204	43,651
ECL allowance	142	549	131	822	160	265	128	553
Net personal	36,481	4,350	70	40,901	38,099	4,923	76	43,098
Credit card
– Exceptionally low	2,813	–	–	2,813	3,015	–	–	3,015
– Very low	1,028	66	–	1,094	1,142	83	–	1,225
– Low	4,411	897	–	5,308	5,619	274	–	5,893
– Medium	939	705	–	1,644	1,344	565	–	1,909
– High	2	412	–	414	10	538	–	548
– Default	–	–	–	–	–	–	–	–
– Not rated	147	7	–	154	158	7	–	165
Gross credit card	9,340	2,087	–	11,427	11,288	1,467	–	12,755
ECL allowance	124	518	–	642	129	291	–	420
Net credit card	9,216	1,569	–	10,785	11,159	1,176	–	12,335
Business and government
– Investment grade	51,297	328	–	51,625	46,800	251	–	47,051
– Non–investment grade	83,491	7,432	–	90,923	80,780	3,443	–	84,223
– Watchlist	610	3,026	–	3,636	374	1,575	–	1,949
– Default	–	–	1,443	1,443	–	–	866	866
– Not rated	363	195	–	558	752	79	45	876
Gross business and government (4)(6)	135,761	10,981	1,443	148,185	128,706	5,348	911	134,965
ECL allowance	455	515	612	1,582	209	146	376	731
Net business and government	135,306	10,466	831	146,603	128,497	5,202	535	134,234
Total net amount of loans	$38 3 , 857	$28 ,9 25	$1,675	$414,457	$377,911	$18,975	$1,222	$398,108
(1)
The table excludes debt securities measured at FVOCI, for which ECL allowances of $24 million (October 31, 2019: $23 million) were recognized in AOCI. In addition, the table excludes debt securities classified at amortized cost, for which ECL allowances of $16 million were recognized as at July 31, 2020 (October 31, 2019: $2 million), $14 million of which was stage 3 ECL allowance on originated credit-impaired amortized cost debt securities (October 31, 2019: nil). Other financial assets classified at amortized cost were also excluded from the table above as their ECL allowances were immaterial as at July 31, 2020. Financial assets other than loans that are classified as amortized cost are presented on our interim consolidated balance sheet net of ECL allowances.

(2)	Includes purchased credit-impaired loans from the acquisition of The PrivateBank.
(3)	Excludes foreclosed assets of $25 million (October 31, 2019: $25 million) which were included in Other assets on our interim consolidated balance sheet.
(4)	Includes $32 million (October 31, 2019: $60 million) of residential mortgages and $22,952 million (October 31, 2019: $21,182 million) of business and government loans that are measured at FVTPL.
(5)
The internal risk rating grades presented for residential mortgages and certain personal loans do not take into account loan guarantees or insurance issued by the Canadian government (federal or provincial), Canadian government agencies, or private insurers, as the determination of whether a significant increase in credit risk has occurred for these loans is based on relative changes in the loans’ lifetime PD without considering collateral or other credit enhancements.

(6)	Includes customers’ liability under acceptances of $9,689 million (October 31, 2019: $9,167 million).

Undrawn credit facilities and other
off-balance
sheet exposures

$ millions, as at				2020 Jul. 31				2019 Oct. 31
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail
– Exceptionally low	$117,503	$170	$–	$117,673	$106,696	$120	$–	$106,816
– Very low	6,256	344	–	6,600	7,341	1,126	–	8,467
– Low	11,030	1,546	–	12,576	10,974	1,357	–	12,331
– Medium	1,453	1,079	–	2,532	1,737	752	–	2,489
– High	215	511	–	726	255	495	–	750
– Default	–	–	22	22	–	–	19	19
– Not rated	427	8	–	435	397	32	–	429
Gross retail	136,884	3,658	22	140,564	127,400	3,882	19	131,301
ECL allowance	47	57	–	104	30	55	–	85
Net retail	136,837	3,601	22	140,460	127,370	3,827	19	131,216
Business and government
– Investment grade	103,322	432	–	103,754	78,906	296	–	79,202
– Non-investment grade	39,222	3,343	–	42,565	52,379	1,282	–	53,661
– Watchlist	22	1,373	–	1,395	65	575	–	640
– Default	–	–	229	229	–	–	69	69
– Not rated	635	36	–	671	688	60	–	748
Gross business and government	143,201	5,184	229	148,614	132,038	2,213	69	134,320
ECL allowance	113	43	2	158	30	12	2	44
Net business and government	143,088	5,141	227	148,456	132,008	2,201	67	134,276
Total net undrawn credit facilities and other off-balance sheet exposures	$279,925	$8,742	$249	$288,916	$259,378	$6,028	$86	$265,492
CIBC client relief programs in response to
COVID-19
CIBC has been actively engaged in lending activities to support our clients who are experiencing financial hardship caused by the
COVID-19
pandemic. For our personal banking clients, a reduced effective interest rate of 10.99% was offered on certain credit card products. In addition, credit card payment deferrals of up to three months was also offered, with the lower effective interest rate applying through the deferral period. We have also offered deferrals to regular Canadian residential mortgage payments and certain secured personal loans for up to six months, as well as deferrals for regular payments on certain loans and lines of credit for up to two months. For our business and government loans, payment deferral programs have also been offered to clients in Canada, the United States, and other regions. As of July 31, 2020, the gross outstanding balance of loans for which CIBC provided payment deferrals was less than $10 million for credit cards in Canada (April 30, 2020: $1.8 billion); $33.3 billion for residential mortgages in Canada (April 30, 2020: $35.5 billion); $0.8 billion for personal loans in Canada (April 30, 2020: $2.3 billion); $1.4 billion for various consumer loans in the Caribbean (April 30, 2020: $1.3 billion); and $6.2 billion for business and government loans (April 30, 2020: $10.0 billion), including $2.4 billion in Canada (April 30, 2020: $8.6 billion); $1.6 billion in the United States (April 30, 2020: $0.9 billion) and $2.2 billion in the Caribbean (April 30, 2020: $0.5 billion).
Loans contractually past due but not impaired
This comprises loans where repayment of principal or payment of interest is contractually in arrears. The following table provides an aging analysis of the contractually past due loans. Most risk rated business and government loans that were contractually past due at the time relief was provided pursuant to payment deferral programs have been presented in the aging category that applied at the time deferrals were granted. Other business and government loans, credit cards, personal loans and residential mortgages that were subject to a payment deferral program have generally been presented in the aging category that applied as at March 31, 2020 which approximated the time when the majority of the deferrals were granted, except that Canadian residential mortgages and certain secured personal loans that were less than 29 days past due at that time have been treated as current.

Loans that have exited a deferral program generally continue to age based on the status that was applied at the beginning of the program to the extent a payment has not been made.

$ millions, as at				2020 Jul. 31	2019 Oct. 31 (1)
	Less than 31 days	31 to 90 days	Over 90 days	Total	Total
Residential mortgages	$1,768	$1,481	$–	$3,249	$3,840
Personal	645	211	–	856	1,027
Credit card	359	164	50	573	838
Business and government	1,219	423	–	1,642	1,081
	$3,991	$2,279	$50	$6,320	$6,786
(1)	Certain comparative period amounts related to loans contractually past due but not impaired in CIBC FirstCaribbean were restated.